Financial Instruments (Details 22) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Gross carrying amount before modification	$ 8,855	$ 0
Loss allowance before modification	(3,344)	0
Net amortized cost before modification	5,511	0
Gross carrying amount after modification	4,484	0
Loss allowance after modification	(4,484)	0
Net amortized cost after modification	$ 0	$ 0